Asset Impairments and Transactions - Norway assets (Details) - Exploration and Production - Norway - CAD ($) $ in Millions	3 Months Ended
	Sep. 30, 2022	Jun. 30, 2022
Asset Impairments and Transactions
Consideration received, net of cash disposed	$ 297
Cash disposed	133
Loss on sale of ownership interest	$ 65
Impairment loss, net of tax		$ 47
Tax effect of impairment loss		$ 23
Oda
Asset Impairments and Transactions
Proportion of ownership interest in joint operation sold during the period	30.00%
Fenja Development
Asset Impairments and Transactions
Proportion of ownership interest in joint operation sold during the period	17.50%